Share based payment arrangements - Measurement inputs (Details)			12 Months Ended
	Apr. 12, 2018 EUR (€) $ / shares	Apr. 07, 2017 EUR (€) $ / shares	Dec. 31, 2021 EUR (€)
Share based payment arrangements
Share price at grant date | $ / shares	$ 16.15	$ 13.80
Exercise price | $ / shares	$ 16.15	$ 13.90
Expected volatility	58.40%	55.00%
Expected dividends | €			€ 0
Risk-free interest rate	2.85%	2.49%
Fair value at grant date | €	$ 9.74	$ 8.00